Derivative Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Realized and unrealized gains (losses) on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)		$ 112	$ 71
Non-derivative debt instruments designated as net investment hedges		1,100	1,200
Fair value of derivatives under collateral agreements in a net liability position		317
Collateral posted by company netted against net liability position		241
Forward commitments to sell mortgage loans		2,300
Hedged mortgage loans held for sale		1,200
Unfunded mortgage loan commitments		1,500
Up Scenario [Member] | Net Sensitivity [Member]
Derivative [Line Items]
Net fair value 25 basis points		(2)	(1)
Net fair value 50 basis points		(6)	(7)
Net fair value 100 basis points		(26)	(34)
Down Scenario [Member] | Net Sensitivity [Member]
Derivative [Line Items]
Net fair value 25 basis points		(1)	(4)
Net fair value 50 basis points		(8)	(15)
Net fair value 100 basis points		$ (46)	$ (67)
Scenario, Forecast [Member]
Derivative [Line Items]
Estimated gain to be reclassified from other comprehensive income (loss) into earnings	$ 74